CONCENTRATION OF CREDIT RISK (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable	$ 273,659		$ 273,659		$ 239,652	$ 1,802,781
Sales	$ 2,879,145	$ 2,673,926	$ 7,359,069	$ 13,547,792	$ 15,279,859	$ 25,990,228
Accounts Receivable [Member]
Concentration customers					seven customers	one customer
Accounts receivable						$ 268,768
Accounts Receivable [Member] | Maximum [Member]
Percentage of accounts receivable					10.00%	10.00%
Accounts receivable					$ 177,200
Accounts Receivable [Member] | Minimum [Member]
Accounts receivable					$ 27,729
Sales Revenue, Net [Member]
Concentration customers					one other customer	No other customer
Percentage of accounts receivable						0.10%
Sales					$ 1,536,050
Sales Revenue, Net [Member] | Canadian Distributor [Member]
Concentration country					Canada
Sales					$ 2,912,525	$ 3,847,310
Sales Revenue, Net [Member] | Maximum [Member]
Percentage of accounts receivable					0.10%
Sales Revenue, Net [Member] | Maximum [Member] | Canadian Distributor [Member]
Percentage of accounts receivable					0.10%